BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

 Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Consideration
Consideration issued	$6,500,000
Identified assets and liabilities
Cash	11,093
Prepaid and other assets	1,186,242
Accounts receivable	392,611
Property and equipment, net	1,146,445
Accounts payable	(238,424)
Accrued Expenses	(767,288)
Loans payable	(789,827)
Lines of credit	(336,948)
Total identified assets and liabilities	603,904
Excess purchase price allocated to goodwill	$5,896,096